Profit from operations - Summary of General and Administration Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Outsource fees	€ 88,859	€ 86,506	€ 52,491
Technology and infrastructure costs	20,198	9,172	5,785
Other administrative costs	40,802	18,860	11,691
General and administrative expense	€ 149,859	€ 114,538	€ 69,967